Gold stream obligation - Narrative (Details) - oz	Dec. 31, 2025	Dec. 31, 2024	Apr. 20, 2023	Apr. 19, 2023
Disclosure of detailed information about financial instruments [line items]
Gold steam obligation, delivery obligation, gold delivered, weight (in ounces)	632	0
Wheaton Precious Metals
Disclosure of detailed information about financial instruments [line items]
Gold purchase price, percentage of listed gold price, during deposit period				18.00%
Gold purchase price, percentage of listed gold price, during non-deposit period				22.00%
Gold delivery obligation scenario one | Wheaton Precious Metals
Disclosure of detailed information about financial instruments [line items]
Gold delivery obligation, percentage			2.7805%
Gold delivery obligation, quantity (in ounces)			87,100
Gold delivery obligation scenario two | Wheaton Precious Metals
Disclosure of detailed information about financial instruments [line items]
Gold delivery obligation, percentage			1.4405%
Gold delivery obligation, quantity (in ounces)			134,000
Gold delivery obligation scenario three | Wheaton Precious Metals
Disclosure of detailed information about financial instruments [line items]
Gold delivery obligation, percentage			1.005%